091-15181

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JAN -7 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005035

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Equity
4. Name of Underlying Instrument:
ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S Treasuries Index ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
GSAX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Chris Solgan

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:
[signature]

Date:
January 4, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 07 2013

SEC 2449 (6-01)

NSX National Stock® Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JAN -7 2013
DIVISION OF TRADING & MARKETS

January 4, 2013

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange act of 1934, enclosed please find one original and nine copies of a completed Form 19b-4(e), executed on behalf of the National Stock Exchange, Inc. ("Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

1. DBIZ
2. QDF
3. QDEF
4. QDYN
5. SPPP
6. GSGO
7. GSMA
8. GSAX
9. GSRA
10. IMLP

Please contact me at (201) 499-3698 if you have any questions on the enclosed materials.

Sincerely,

Chris Solgan

Encls.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 07 2013